Segment Information - Net Revenues by Product Segment and by Product Line (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total net revenues	$ 13,269	$ 17,286	$ 16,128
Operating segments
Segment Reporting Information [Line Items]
Total net revenues	13,254	17,270	16,108
Corporate and reconciling items
Segment Reporting Information [Line Items]
Total net revenues	15	16	20
AM&S | Operating segments
Segment Reporting Information [Line Items]
Total net revenues	4,764	5,478	6,170
P&D | Operating segments
Segment Reporting Information [Line Items]
Total net revenues	3,126	3,852	3,096
MCU | Operating segments
Segment Reporting Information [Line Items]
Total net revenues	3,466	5,668	5,269
D&RF | Operating segments
Segment Reporting Information [Line Items]
Total net revenues	$ 1,898	$ 2,272	$ 1,573